EQUITY	12 Months Ended
Dec. 31, 2019
Equity [abstract]
EQUITY
IN MILLIONS OF USD	31.12.2019	31.12.2018
Share capital	0.1	0.1

20.1 INITIAL PUBLIC OFFERING (IPO)

On January 31, 2018, Hudson Ltd issued 92,511,080 common shares with a par value of USD 0.001 each which are fully paid by Dufry International AG. Holders of Class A and Class B common shares have the same rights other than with respect to voting and conversion rights. Each Class A common share entitles to one vote and each Class B common share entitles to 10 votes. Class B common shares are convertible into one Class A common share at the option of the holder of such Class B common share holder. Holders of our common shares have no preemptive, redemption, conversion or sinking fund rights.

Simultaneously, the secondary IPO took place in which our main shareholder, Dufry International AG, offered 39,417,765 Class A common shares of Hudson Ltd., or approximately 42.6% of the total outstanding Class A and Class B common shares, at a public offering price of USD 19.00 per share, adding up to total consideration received by Dufry International AG of USD 714.4 million after underwriting discounts and commissions, but before other expenses.

The following table reflects the issued shares as of December 31, 2019.

IN MILLIONS OF USD (EXCEPT SHARE AMOUNTS)	NUMBER OF SHARES 1	SHARE CAPITAL
Class A common shares	39,417,765	–
Class B common shares	53,093,315	0.1
Balance at December 31, 2019	92,511,080	0.1

1	Class A and B common shares are equally eligible for dividend payments.

20.2 TREASURY SHARES

Treasury shares are valued at historical cost.

		TOTAL EQUITY
	NUMBER OF CLASS A COMMON SHARES	IN MILLIONS OF USD
Balance at January 1, 2018	–	–
Share purchases	(125,000)	(2.0)
Balance at December 31, 2018	(125,000)	(2.0)
Share purchases	(175,000)	(2.7)
Assignment of share-based payment plans	222,356	3.6
Balance at December 31, 2019	(77,644)	(1.1)

20.3 SHARE-BASED PAYMENT PLANS

SHARE PLAN OF HUDSON LTD.

On September 10, 2019, Hudson Ltd. granted to selected members of its senior management Hudson LTI Plan award 2019 consisting of 405,674 performance share units (PSU’s) and 135,243 restricted share units (RSU’s). The plan has a contractual life of 32 months and will vest on May 1, 2022. At grant date the fair value of one PSU or RSU award 2019 represents the market value for one Hudson share at that date, i. e. USD 12.64, adjusted by the probability that participants comply with the ongoing contractual relationship clauses. As of December 31, 2019, 1,868 PSUs and 623 RSUs have been forfeited, resulting in 403,806 PSU and 134,620 RSU Hudson awards 2019 outstanding.

On November 1, 2018, Hudson Ltd. granted to selected members of its senior management Hudson LTI Plan award 2018 consisting of 435,449 PSU’s and 145,150 RSU’s. The plan has a contractual life of 30 months and will vest on May 1, 2021. At grant date the fair value of one PSU or RSU award 2018 represents the market value for one Hudson share at that date, i.e. USD 21.14, adjusted by the probability that participants comply with the ongoing contractual relationship clauses. In 2019, a contractual provision caused 73,604 PSU and 24,535 RSU awards to vest, which were settled with the employee out of the Company’s treasury shares. The performance of the LTI Plan PSU award 2018 was measured against the target and achieved a pay-out ratio of 1.259 Hudson shares per PSU award 2018, which led to 117,231 total shares settled, including RSUs. As of December 31, 2019, 4,142 PSUs and 1,381 RSUs have been forfeited, resulting in 357,704 PSU and 119,235 RSU Hudson awards 2018 outstanding.

On June 28, 2018, Hudson Ltd. granted an IPO-award in the form of restricted share units (RSU’s) to selected members of management. The IPO-award consists of 526,313 RSU’s in total. One RSU gives the holder the right to receive free of charge one Hudson Ltd. Class A common share. At grant date, the fair value of one RSU award represented the market value for one Hudson Ltd. share at that date, i.e. USD 17.39. The RSUs were vested on the grant date and settled 50% in first quarter 2019 and 50% in first quarter 2020. Hudson settled such awards by purchasing Class A common shares in the market. Hudson recognized in 2018 USD 9.2 million expenses related to this award through shareholders’ equity as these incentives were provided in connection with the successful listing of Hudson Ltd. During the first quarter 2020, the Company assigned 263,156 shares, so that all outstanding RSU’s in relation with the IPO-award have been settled.

The holders of one PSU award 2019 and 2018 will have the right to receive free of charge up to two Hudson Ltd Class A common share based on the cumulative results achieved by Hudson over a three year period on three performance metrics (PM) against the respective targets measured in USD and thus as follows: 30% on Sales of USD 6,135 (2018: USD 5,828) million, 30% on EBITDA of USD 755 (2018: USD 708) million and 40% on adjusted EPS of USD 2.28 (2018: USD 2.22). Whereby the adjusted EPS equals the basic Earnings per Share adjusted for amortization of intangible assets identified during business combinations and non-recurring effects. If at vesting the effective cumulative PM are at target level, each PSU grants one share. If a cumulative PM is at 150% of the target (maximum threshold) or above, each

PSU will grant at vesting the specific PM weight of two shares, and if a PM is at 50% of the PM target (minimum threshold) or below, no share will be granted at vesting. If a PM is between 50% and 150% of the target, the pay-out ratio will be allocated on a linear basis. Finally, the number of shares granted for each PSU will be the sum of the three pay-out ratios. Additionally, the allocation of shares is subject to an ongoing contractual relationship of the participant with Hudson throughout the vesting period. Holders of PSU are not entitled to vote or receive dividends, like shareholders do. The plans consider different rights in case of early termination.

The holders of one RSU award 2019 or 2018 will have the right to receive free of charge one Hudson share subject to an ongoing contractual relationship with Hudson through out the vesting period (award 2019 until May 2, 2022 and award 2018 until May 1, 2021). Holders of these rights are not entitled to vote or receive dividends, like shareholders do. The plan considers different rights in case of early termination.

SHARE PLAN OF DUFRY AG

On December 1, 2017, Dufry granted to selected members of Hudson’s senior management the award 2017, which among others, assigned 24,474 PSU’s to Hudson employees. The PSU award 2017 has a contractual life of 29 months and will vest on May 4, 2020. At grant date the fair value of one PSU award 2017 represented the market value of one Dufry share at that date, i. e. USD 143.36 (CHF 140.69), adjusted by the probability that participants comply with the ongoing contractual relationship clause. As of December 31, 2019, no PSU award 2017 granted to Hudson employees forfeited, so that 24,474 PSU award 2017 remain outstanding.

Holders of one PSU award 2017 will have the right to receive free of charge up to two Dufry shares depending on the effective cumulative amount of cash earnings per share (Cash EPS) reached by Dufry during the grant year of award and the following two years compared with the target (2017: USD 25.81 / CHF 24.98). The Cash EPS equals the basic earnings per share adjusted for amortization of intangible assets identified during business combinations and non-recurring effects. As of 2019, the plan administrator adjusted the cash EPS targets for 2019 by adjusting it also regarding the interest expense on lease payments. If at vesting the cumulative adjusted Cash EPS is at target level, each PSU grants one share. If the cumulative adjusted Cash EPS is at 150% of the target (maximum threshold) or above, each PSU grants two shares at vesting, and if the adjusted Cash EPS is at 50% of the target (minimum threshold) or below, no share will be granted at vesting. If the adjusted Cash EPS is between 50% and 150% of the target, the number of shares granted for each PSU will be allocated on a linear basis. Additionally, the allocation of shares is subject to an ongoing contractual relationship of the participant with Dufry through out the vesting period. Holders of PSU are not entitled to vote or receive dividends, like shareholders do.

On May 3, 2019, the PSU award 2016 vested and the company assigned and delivered free of charge 28,495 Dufry shares to Hudson employees. The performance of the PSU award 2016 was measured against the target Cash EPS of CHF 24.59 and achieved a pay-out ratio of 1.04 Dufry shares per PSU award 2016. On January 3, 2019, holders of 26,530 RSU award 2016 received free of charge one Dufry share per RSU after fulfilling all the contractual conditions.

On May 4, 2020, the PSU-award 2017 will vest and Dufry estimates to assign and deliver free of charge 24,474 Dufry shares to Hudson employees. The performance of the PSU award 2017 measured against the target Cash EPS of CHF 24.98 has achieved a pay-out ratio of 0.945 Dufry shares per PSU award 2017.

In 2019, Hudson recognized through profit and loss all these share-based plan expenses for a total of USD 6.1 (2018: USD 6.2, 2017: USD 4.6) million.

20.4 EARNINGS PER SHARE

20.4.1 Earnings per share attributable to equity holders of the parent

Basic

Basic earnings per share are calculated by dividing the net profit attributable to equity holders of the parent by the weighted average number of shares outstanding during the year.

IN MILLIONS OF USD / QUANTITY	2019	2018	2017
Net profit attributable to equity holders of the parent	12.7	29.5	(40.4)
Weighted average number of ordinary shares outstanding	92,408,978	92,509,779	92,511,080
Basic earnings per share in USD	0.14	0.32	(0.44)

Diluted

Diluted earnings per share are calculated by dividing the net profit attributable to equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on the conversion of all the dilutive potential ordinary shares into ordinary shares.

IN MILLIONS OF USD / QUANTITY	2019	2018	2017
Net profit attributable to equity holders of the parent	12.7	29.5	(40.4)
Weighted average number of ordinary shares outstanding	92,927,993	93,181,243	92,511,080
Diluted earnings per share in USD	0.14	0.32	(0.44)

20.4.2 Weighted average number of ordinary shares

QUANTITY	2019	2018	2017
Outstanding shares	92,511,080	92,511,080	92,511,080
Less treasury shares	(102,102)	(1,301)	–
Used for calculation of basic earnings per share	92,408,978	92,509,779	92,511,080

EFFECT OF DILUTION
Share plans	519,015	671,464	–
Used for calculation of diluted earnings per share	92,927,993	93,181,243	92,511,080